Short-Term and Long-Term Investments (Tables)	12 Months Ended
Dec. 31, 2015
Investments, Debt and Equity Securities [Abstract]
Available-for-sale Securities [Table Text Block]
As of December 31, 2015, our short-term and long-term investments primarily consist of available-for-sale securities as follows (in millions):

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Cetip equity securities	$324	$—	$(25)	$299
Mutual funds	29	—	—	29
Total available-for-sale securities	$353	$—	$(25)	$328
As of December 31, 2014, our short-term and long-term investments primarily consist of term deposits of $1.2 billion and available-for-sale securities as follows (in millions):

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Cetip equity securities	$324	$55	$—	$379
Term deposits	1,173	—	—	1,173
Mutual funds	27	—	—	27
Total term deposits and available-for-sale securities	$1,524	$55	$—	$1,579